TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2017	2018
Trade receivables	13,553	14,844
Provision for impairment of receivables	(4,331)	(5,543)
Net	9,222	9,301
Other receivables	346	782
Provision for impairment of receivables	(4)	(155)
Net	342	627
Total trade and other receivables	9,564	9,928

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.    By debtor

(i)   Related parties

	2017	2018
State-owned enterprises	721	1,495
Government agencies	519	672
Indonusa	465	522
PT Indosat Tbk (“Indosat”)	372	219
Others	670	467
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Individual and business subscribers	9,289	10,674
Overseas international carriers	1,517	795
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

b.    By age

(i)   Related parties

	2017	2018
Up to 3 months	1,721	2,090
3 to 6 months	107	397
More than 6 months	919	888
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Up to 3 months	6,493	6,066
3 to 6 months	681	1,401
More than 6 months	3,632	4,002
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

(iii)  Aging of total trade receivables

	2017		2018
		Provision for		Provision for
		impairment		impairment
	Gross	of receivables	Gross	of receivables
Not past due	6,788	920	5,912	479
Past due up to 3 months	1,426	281	2,244	377
Past due more than 3 to 6 months	788	258	1,798	368
Past due more than 6 months	4,551	2,872	4,890	4,319
Total	13,553	4,331	14,844	5,543

The Group has made provision for impairment of receivables based on the collective assessment of its customers’ credit history, adjusted for forward-looking factors specific to the debtors and the economic environment. The Group does not apply  a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2017 and 2018, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp3,354 billion and Rp3,868 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

Information about the credit risk exposure on the Group’s trade receivables as of December 31, 2018 is as follows:

	Days past due
			Past due	Past due
	Not	Past due up	more than	more than	Ending
	past due	to 3 months	3 to 6 months	6 months	balance
Expected credit loss rate	8.1%	16.8%	20.5%	88.3%
Estimated total gross carrying amount at default	5,912	2,244	1,798	4,890	14,844
Expected credit loss	479	377	368	4,319	5,543

c.    By currency

(i)   Related parties

	2017	2018
Rupiah	2,706	3,368
U.S. dollar	41	7
Others	0	0
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Rupiah	9,781	9,977
U.S. dollar	968	1,372
Malaysian ringgit	16	82
Others	41	38
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

d.    Movements in the provision for impairment of receivables

	2017	2018
Beginning balance	2,990	4,331
Adjustment on initial application of IFRS 9	—	159
Provision for impairment of receivables	1,494	2,079
Receivables written off	(153)	(1,026)
Ending balance	4,331	5,543

The receivables written off relate to both related party and third party trade receivables.

Management believes that the provision for impairment of receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2018, certain trade receivables of the subsidiaries amounting to Rp7,116 billion have been pledged as collateral under lending agreements (Notes 18 and 19c).

Refer to Note 33 for details of related party transactions.